INTANGIBLE ASSETS, NET	3 Months Ended
Mar. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

13. INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Supplier relationship	18,200	—	—
Software copyright	7,000	—	—
Others	10,002	3,490	3,490
Total intangible assets	35,202	3,490	3,490

Less: amortization	(14,023)	(3,300)	(3,351)
Net book value	21,179	190	139

A total net book value of RMB12.3 million intangible assets related with salvage car business, mainly including supplier relationship, software copyright, was reclassified to assets held for sale as of December 31, 2019. The total amounts charged to the Consolidated Statements of Comprehensive Loss for amortization expenses amounted to approximately RMB3.7 million, RMB5.6 million and RMB6.9 million for the year ended December 31, 2017, 2018 and 2019, respectively, and RMB0.1 million for the three months ended March 31, 2020.

13. INTANGIBLE ASSETS, NET (CONTINUED)

The annual estimated amortization expense for intangible assets subject to amortization for the remaining periods is as follows:

March 31,
2020
RMB
Remaining months of 2020	111
2021	28
139